Note 13 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - December 31, 2016	1,602,850	$30.31
Granted	450,000	46.21
Exercised	(285,700)	19.74
Forfeited	(13,875)	40.10
Shares issuable under options - December 31, 2017	1,753,275	$36.03
Granted	470,000	67.32
Exercised	(278,975)	26.60
Forfeited	(46,875)	39.66
Shares issuable under options - December 31, 2018	1,897,425	$45.08	2.5	$24,676
Options exercisable - End of year	746,125	$35.60	1.6	$14,495

Stock Options Exercised [Table Text Block]
	2018	2017

Number of options exercised	278,975	285,700

Aggregate fair value	$17,823	$14,213
Intrinsic value	10,403	8,572
Amount of cash received	7,420	5,641

Tax benefit recognized	$73	$102

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2018	2017

Risk free rate	2.2%	1.5%
Expected life in years	4.75	4.75
Expected volatility	29.7%	28.9%
Dividend yield	0.1%	0.2%

Weighted average fair value per option granted	$19.41	$12.36